CONSOLIDATED BALANCE SHEETS - Parenthetical - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Details
Finite-Lived Intangible Assets, Accumulated Amortization	$ 49,547	$ 45,944	$ 36,895
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	75,000,000	75,000,000	75,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	2,500,000,000	2,500,000,000	2,500,000,000
Common Stock, Shares, Issued	345,172,442	338,384,171	308,887,410
Common Stock, Shares, Outstanding	345,172,442	338,384,171	308,887,410